Financial Instruments - Schedule of Assets and Liabilities Classified , Changes in the Observability of Valuation Inputs Measured using Level 3 Inputs (Detail) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Balance	$ 186,000	$ 166,000	$ 166,000	$ 163,000
Change in fair value estimate	2,000	13,000	20,000	3,000
Balance	188,000	179,000	$ 186,000	$ 166,000
Level 1 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Milestone payment liability	0	0
Level 2 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Milestone payment liability	0	0
Level 3 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Milestone payment liability	$ 188,000	$ 179,000